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                                      21

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:

    OCC Cash Reserves, Inc.

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

 Primary Portfolio                California Municipal Portfolio
 Government Portfolio             New York Municipal Portfolio
 General Municipal Portfolio

 ______________________________________________________________________________
 3. Investment Company Act File Number:   811-5731


    Securities Act File Number:   33-29070
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:
                                                       November 30, 1996

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):




 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

    N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

    N/A

 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

    11,791,409,321                  $11,791,409,321

  _____________________________________________________________________________

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                                      22

 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

    11,791,409,321                  $11,791,409,321

 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     86,492,963                    $86,492,963

 ______________________________________________________________________________

 12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during     +11,791,409,321
         the fiscal year in reliance on rule 24f-2          ___________________
         (from Item 10):
    (ii) Aggregate price of shares issued in connection     +86,492,963
         with dividend reinvestment plans (from Item 11,    ___________________
         if applicable):
   (iii) Aggregate price of shares redeemed or repurchased  -11,852,462,683
         during the fiscal year (if applicable):            ___________________
    (iv) Aggregate price of shares redeemed or repurchased  + NONE
         and previously applied as a reduction to filing    ___________________
         fees pursuant to rule 24e-2 (if applicable):
     (v) Net aggregate price of securities sold and issued   25,439,601
         during the fiscal year in reliance on rule 24f-2   ___________________
         line (i), plus line (ii), less line (iii), plus
         line (iv) (if applicable):
    (vi) Multiplier prescribed by Section 8(b) of the       x 1/33 of 1%
         Securities Act of 1933 or other applicable law or ___________________ regulation (see instruction C.8):
   (vii) Fee due (line (i) or line (v) multiplied by        $7,708.97
         line (vi)):                                        ___________________

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         January 15,1997

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ Deborah Kaback
                           -----------------------------------------------
                            Deborah Kaback, Secretary
                           -----------------------------------------------

  Date    1/16/97
      ------------------------

*Please print the name and title of the signing officer below the signature.
_______________________________________________________________________________

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                                [LETTERHEAD]

                              January 17, 1997

OCC Cash Reserves, Inc.
One World Financial Center
New York, New York 10281

Ladies and Gentlemen:

     In connection with the public offering of shares of Capital Stock, par value $.0001 per share, of the Primary, Government, General Municipal, California Municipal and New York Municipal Portfolios, series of OCC Cash Reserves, Inc. (the "Fund"), I have examined such corporate records and documents and have made such further investigation and examination as I deemed necessary for the purpose of this opinion.

     It is my opinion that the shares of Capital Stock, the registration of which is made definite by the accompanying Form 24F-2 Notice of the Fund, were legally issued, fully paid and non-assessable by the Fund.

     I hereby consent to the filing of this opinion with said Form 24F-2.

                                       Very truly yours,

                                       /s/ Thomas E. Duggan
                                       ---------------------------------------
                                       Thomas E. Duggan